Filed with the U.S. Securities and Exchange Commission on September 30, 2022

1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	839	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	840	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
 615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (414) 765-4324

Jason F. Hadler
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)
Copy to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on December 19, 2022 pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 839 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add a new series to the Trust: Bridges Investment Fund.

SUBJECT TO COMPLETION
Dated September 30, 2022

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Ticker: BRGIX

PROSPECTUS

[ ], 2022

As with all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INQUIRIES	25
INDEX DESCRIPTIONS	25
FINANCIAL HIGHLIGHTS	26
PRIVACY POLICY NOTICE	PPN-1

SUMMARY SECTION
Investment Objective: Bridges Investment Fund (the “Fund”) seeks long-term capital appreciation, with a secondary objective of generating a modest amount of current income.
Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) on Reinvested Dividends and other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses(1)(2) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses(3)	0.18%
Total Annual Fund Operating Expenses(4)	0.68%
(1)Annual Fund Operating Expenses have been restated to reflect current fees.
(2)The Bridges Investment Fund, Inc., a stand alone entity incorporated in the State of Nebraska (the “Predecessor Fund”), reorganized into the Fund following the close of business on [__________], 2022. Historical financial information relates to the Predecessor Fund.
(3)Other Expenses are based on estimated amounts for the current fiscal year for the Predecessor Fund.
(4)Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Net Expenses to Average Net Assets included in the “Financial Highlights” section of the statutory prospectus which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$218	$379	$847
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These
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costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is the successor to the Predecessor Fund. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 9.2% of the average value of its portfolio. For more information regarding the Predecessor Fund, please see the discussion under “Performance.”
Principal Investment Strategies of the Fund: The Fund seeks to achieve its investment objectives by investing primarily in a diversified portfolio of common stocks, which Fund management believes offers the potential for increased earnings and dividends over time. Normally, such equity securities will represent 60% or more of the Fund’s net assets. However, the overall asset allocation is set by Fund management’s determination of the most attractive risk adjusted return opportunities available in both equity and fixed income securities.
The equity investment approach of Bridges Investment Management, Inc. (“BIM” or the “Adviser”) emphasizes owning companies in the Fund which it believes offer the best potential for above-average, long-term capital appreciation. The Adviser’s equity investment process focuses on identifying companies which have accelerating revenues, earnings growth, strong dividend growth potential, free cash flow growth, expanding margins and strong balance sheets. Market capitalization or company size is a result of this investment approach rather than an active investment consideration. Historically, the Fund has primarily owned equity securities in larger companies, although at any time, the Fund may own securities in small, medium, or large size companies. The Fund may also invest in common stocks which the Adviser believes may be cyclically depressed or undervalued, and therefore, may offer potential for capital appreciation. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of June 30, 2022, 25.6% of the Fund’s net assets were invested in securities of issuers within the information technology sector.
In pursuing these principal investment objectives, the Fund may invest up to 15% of its total assets in U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges, and up to 20% of its total assets in American Depositary Receipts (“ADRs”) traded on U.S. exchanges or in the U.S. over-the-counter market.
In addition, to generate current income, as part of its principal strategy the Fund may acquire investment grade corporate bonds, debentures, U.S. Treasury bonds and notes, and preferred stocks. Historically, such fixed income securities have not constituted more than 40% of the market value of the Fund’s portfolio and generally represent a small portion of the Fund’s portfolio. When the Fund acquires fixed income securities, the Adviser primarily has two considerations that drive its maturity strategy. First, the Adviser will generally manage the weighted average life of the Fund’s fixed income portfolio given its perception of where value lies at any point in time on the yield curve. Second, the Adviser will manage the weighted average life of the Fund’s fixed income portfolio based on its intermediate to longer-term outlook for interest rates at any point in time.
The allocation of Fund investments among common stocks and other equity securities and bonds and other debt securities (including U.S. Treasury securities) is based on the Adviser’s judgments about the potential returns and risks of each class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest levels and trends, and fundamental factors (such as price/earnings ratios or growth rates) of individual companies in which the Fund invests.
Principal Risks of Investing in the Fund: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your investment in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment in the Fund:
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Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Large-Cap Investment Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.
Mid-Cap and Small-Cap Investment Risk. Securities of mid-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations.
Sector Emphasis Risk. From time to time, the Fund may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business, or other developments affecting a specific sector that the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
•Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.
The remaining risks are also considered “principal risks” of investing in the Fund, regardless of the order in which they appear.
Asset allocation Risk: The risk that the Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds, and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments.
Debt Securities Risks:
•Credit Risk: The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in a security’s credit rating may affect a security’s value. In addition, investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
•Interest Rate Risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as interest-only securities and certain derivative
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instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
Foreign Securities and ADR Risk. Investing in foreign securities and ADRs may involve increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, and delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Management Risk: The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and how the Predecessor Fund’s average annual returns over time compare with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. The returns presented reflect the performance of the Predecessor Fund. Prior to the commencement of the Fund’s operations, the Fund operated as the Predecessor Fund. The Fund has adopted the performance of the Predecessor Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Predecessor Fund (the “Reorganization”). The Reorganization occurred on [ ], 2022. Prior to the Reorganization, the Fund was a “shell” Fund with no assets and had not commenced operations. The Predecessor Fund had the same portfolio management team, investment objectives and strategies as the Fund. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
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Total Return for the Calendar Years Ended December 31*
* The Predecessor Fund’s calendar year-to-date return as of June 30, 2022 was -26.24%.
The Predecessor Fund’s highest and lowest returns for a calendar quarter during the 10-year period shown on the bar chart are a return of 26.30% for the quarter ended June 30, 2020, and -18.77% for the quarter ended March 31, 2020.

Average Annual Total Returns for the Predecessor Fund (for the periods ended December 31, 2021)
	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes	25.93%	19.82%	15.99%
Return After Taxes on Distributions	23.94%	18.71%	15.13%
Return After Taxes on Distributions and Sale of Fund Shares	16.66%	15.95%	13.33%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Management:
Investment Adviser: Bridges Investment Management, Inc. is the investment adviser for the Fund.
Portfolio Managers: Mr. Edson L. Bridges III, CFA, Chairman, President and Chief Executive Officer of the Adviser, serves as the lead portfolio manager of the Fund and served in that position for the Predecessor Fund from 1997-2022. Mr. Brian M. Kirkpatrick, CFA, Senior Vice President and director of the Adviser, serves as a portfolio manager of the Fund and served in that position for the Predecessor Fund from 2000-2022.
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Purchase and Sale of Fund Shares: Investors may purchase Fund shares by mail (Bridges Investment Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-866-934-4700. You may redeem your shares of the Fund directly at any time by sending a letter of instruction signed by all account holders. Redemptions by telephone are permitted only if investors receive prior authorization. Transactions will only occur on days the New York Stock Exchange (“NYSE”) is open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund is $1,000 for all accounts.
Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES, INVESTMENT OBJECTIVES, PRINCIPAL RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS
PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENT OBJECTIVES
Fund Objective
The Fund’s primary investment objective is long-term capital appreciation, with a secondary objective of generation of a modest amount of current income.
The Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees (the “Board”) without a shareholder vote upon prior written notice to Fund shareholders. However, the Fund’s objective has remained consistent since commencement of the Fund in 1963.
Bridges Investment Management, Inc. (“BIM” or “Adviser”) serves as the Fund’s investment adviser.
There is no assurance that the Fund will achieve its objectives.
Principal Investment Strategies
The Fund seeks to achieve its investment objectives by investing primarily in a diversified portfolio of common stocks, which Fund management believes offers the potential for increased earnings and dividends over time. Normally, such equity securities will represent 60% or more of the Fund’s net assets. However, the overall asset allocation is set by Fund management’s determination of the most attractive risk adjusted return opportunities available in both equity and fixed income securities. During the past five years, the total amount of net assets invested by the Fund in equity securities has been at least 90% in each year.
The Adviser’s equity investment approach emphasizes owning companies in the Fund which it believes offer the best potential for above-average, long-term capital appreciation. The Adviser’s equity investment process focuses on identifying companies which have accelerating revenues, earnings growth, strong dividend growth potential, free cash flow growth, expanding margins and strong balance sheets. Market capitalization or company size is a result of this investment approach rather than an active investment consideration. Historically, the Fund has primarily owned equity securities in larger companies, although at any time, the Fund may own securities in small, medium, or large size companies. The Fund considers small companies to be those with market capitalizations under $1 billion, medium size companies to be those with market capitalizations of $1 billion to $5 billion, and large companies to be those with market capitalizations in excess of $5 billion. The Fund may also invest in common stocks which the Adviser believes may be cyclically depressed or undervalued, and therefore, may offer potential for capital appreciation. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of June 30, 2022, 25.6% of the Fund’s net assets were invested in securities of issuers within the information technology sector.
In pursuing these principal investment objectives, the Fund may invest up to 15% of its total assets in U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges, and up to 20% of its total assets in ADRs traded on U.S. exchanges or in the U.S. over-the-counter market.
In addition, to generate current income, as part of its principal strategy, the Fund may acquire investment grade corporate bonds, debentures, U.S. Treasury bonds and notes, and preferred stocks. Historically, such fixed income securities have not constituted more than 40% of the market value of the Fund’s portfolio and generally represent a small portion of the Fund’s portfolio. Investment grade
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corporate bonds and preferred stocks are those securities which carry, at the time of purchase, a minimum rating of Baa from Moody’s Investors Service®, Inc. (“Moody’s”) or BBB from S&P Global Ratings (“S&P”). During the past five years, the total invested by the Fund in debt and preferred stocks has been less than 10% in each year.
When the Fund acquires fixed income securities, the Adviser primarily has two considerations that drive its maturity strategy. First, the Adviser will generally manage the weighted average life of the Fund’s fixed income portfolio given its perception of where value lies at any point in time on the yield curve. Second, the Adviser will manage the weighted average life of the Fund’s fixed income portfolio based on its intermediate to longer-term outlook for interest rates at any point in time. Over time, the Fund’s weighted average maturity will usually range between 5 and 12 years, with a shorter average maturity reflecting a more conservative posture (i.e., interest rates are near trend low points and expected to rise) or, alternatively, a longer weighted average maturity reflecting a more constructive posture (i.e., interest rates are near trend high points and may be expected to decline). These fixed income policy decisions are made in response to assessments as to the future direction of interest rates.
Convertible debentures and convertible preferred stocks usually carry a rating that is below investment grade for fixed income securities. For the purpose of managing the Fund’s portfolio within the investment policy guidelines, these convertible securities are accorded the status of equities because they may be converted into common stock at the election of the holder. Accordingly, these assets do not fall within the Fund restrictions described in this section limiting the investment of Fund assets to normally no more than 40% in fixed income securities.
The allocation of Fund investments among common stocks and other equity securities and bonds and other debt securities (including U.S. Treasury securities) is based on the Adviser’s judgments about the potential returns and risks of each type of security. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest levels and trends, and fundamental factors (such as price/earnings ratios or growth rates) of individual companies in which the Fund invests.
Under unusual economic or financial market circumstances, the Fund may significantly increase the portion of Fund assets held in cash or U.S. government securities for temporary defensive purposes, and as a result, may not achieve its investment objectives. The Fund may maintain positions in cash or U.S. government securities (generally U.S. Treasury securities) for as long as such unusual market conditions exist, and the normal limitation that not more than 40% of the Fund’s assets be invested in fixed income securities will not apply. In addition, in such circumstances, the Fund may invest in certain exchange-traded funds, the performance of which is intended to correspond, either positively or negatively, to the performance of a designated benchmark index (such as the S&P 500 Index), as a hedge against market volatility and a significant market decrease or increase. If the Fund takes a temporary defensive position, it may not be able to meet the stated investment objectives.
Except for temporary defensive positions, Fund investments will be made with the expectation that the securities will be held for the long-term. The Adviser will not purchase securities with a view toward rapid turnover for capital gains. However, the Adviser may sell securities for short-term or long-term capital gains or losses if new information becomes available or changes in market conditions indicate that selling a security is advisable.
In addition to the investment objectives and policies disclosed above, the Fund adheres to certain other investment policy and selection restrictions which are set forth in the Statement of Additional Information (“SAI”).
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PRINCIPAL RISKS OF INVESTING IN THE FUND
There are risks associated with an investment in the Fund. There is no assurance the Fund will achieve its investment objectives, and the Fund could lose money. In such event, there is a risk you could lose all or a portion of your investment in the Fund. It is important that investors closely review and understand these risks before investing in the Fund. These and other risks are described below.

Equity Securities Risk
Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises. If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stock or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Large-Cap Investment Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Small and Medium Capitalization Risk
Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap and small-cap companies usually have more limited marketability. Because mid-cap and small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices. Additionally, securities of mid-cap and small-cap companies are typically subject to greater changes in earnings and business prospects than are larger companies and typically there is less publicly available information concerning mid-cap and small-cap companies than for larger companies. Although investing in securities of mid-cap and small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Securities of mid-cap and small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources and may lack management depth. Securities of mid-cap and small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.
Sector Emphasis Risk
From time to time, the Fund may invest 25% or more of its assets in one or more sectors subjecting them to sector emphasis risk. This is the risk that the Fund is subject to greater risk of loss as a result of adverse economic, business, or other developments affecting a specific sector the Fund has a
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focused position in, than if its investments were diversified across a greater number of industry sectors. Sectors possess particular risks that may not affect other sectors.
•Information Technology Sector Risk
Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright, and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced, companies, with limited product lines, markets, or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

The remaining risks are also considered “principal risks” of investing in the Fund, regardless of the order in which they appear.
Asset Allocation Risk
The Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among the asset classes, sectors, underlying funds and/or investments in which it invests. It is possible that the Adviser will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions. To the extent that the Fund invests a significant portion of its assets in a single or limited number of asset classes, sectors, underlying funds, or investments, it will be particularly sensitive to the risks associated with the asset classes, sectors, funds, or investments in which it invests.
Debt Securities Risks
Debt securities are subject to various risks including, among others, credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument.
Credit Risk. Refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. Financial strength and solvency of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security, other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
Interest Rate Risk. Refers to the risk that the values of debt instruments held by a Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to
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changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.
Foreign Securities and ADR Risk
Investments in foreign securities and ADRs may involve more risks than U.S. investments. These additional risks may potentially include lower liquidity, greater price volatility, and risks related to adverse political, regulatory, market, or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. Amounts realized on sales of or distributions with respect to foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, higher costs of custody and trading, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can, and often do, perform differently than U.S. markets. Given the global interrelationships of today’s economy, volatility, or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in the Fund. Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation, as well as political instability may affect the operations of foreign companies and the value of their securities.
General Market Risk
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively
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affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of a Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Management Risk
Management risk describes the Fund’s ability to meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The value of your investment in the Fund is subject to the effectiveness of the Adviser’s research, analysis, and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund discloses its complete portfolio holdings within 60 days of the most recent quarter end in its Annual Report and Semi-Annual Report to Fund shareholders. Portfolio holdings disclosures are also filed with the SEC on Form N-PORT, with quarter-end disclosures becoming publicly available 60 days after the end of each quarter. The Annual and Semi-Annual Reports are available by contacting the Fund c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 or on the Fund’s website at www.bridgesfund.com under “Resource Documents & Forms.” In addition, the Fund discloses its quarter end holdings on its website at www.bridgesfund.com under “About the Fund” within 4 business days after the quarter end. The quarter end holdings for the Fund will remain posted on the Fund’s website until updated with that quarter’s new information the following year. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the first business day after it is published on the website. A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.
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MANAGEMENT OF THE FUND
Investment Adviser
BIM provides investment services to the Fund and manages the investments of the Fund’s assets in a manner it believes is consistent with the Fund’s investment objectives, policies, and restrictions. BIM renders portfolio investment securities advice to individuals, personal trusts, pension, and profit sharing accounts, IRA rollovers, charitable organizations and foundations, corporations, and other account classifications. BIM is located at 13333 California Street, Suite 500, Omaha, Nebraska 68154. As of June 30, 2022, the Adviser had assets under management of approximately $7.9 billion.
BIM has served as the Fund’s investment adviser since the Reorganization and previously served as the Predecessor Fund’s investment adviser since April 2004, when it replaced Bridges Investment Counsel, Inc. (“BIC”), which managed the Predecessor Fund since its inception in 1963. Bridges Holding Company (“BHC”) owns 100% of the equity of BIM. BHC is a holding company, owned primarily by MGI Holdings, Inc., a subsidiary of the McCarthy Group, LLC, an Omaha-based financial services company. Edson L. Bridges III, who has been responsible for the day-to-day management of the Fund’s and Predecessor Fund’s portfolio since April 17, 1997, currently serves as the Chairman, President and Chief Executive Officer of BIM.
Under the current investment advisory agreement (“Advisory Agreement”), the Fund compensates BIM for its investment advisory services at the annual rate of 0.50% of the Fund’s average daily net assets, payable on a monthly basis. For the fiscal year ended December 31, 2021, BIM received net management fees as a percentage of average daily net assets of 0.50% from the Predecessor Fund.
A discussion regarding the basis for the Board’s approval of the Advisory Agreement between the Trust on behalf of the Fund will be available in the Fund’s Annual Report to shareholders for the period ended December 31, 2022.
Portfolio Managers
Mr. Edson L. Bridges III, CFA, Chairman, President and Chief Executive Officer of BIM, is the lead portfolio manager and responsible for the day-to-day operation of the Fund’s portfolio. Mr. Bridges dedicates his professional efforts towards securities research and portfolio management for BIM. Mr. Bridges has been employed in these areas of responsibility for all clients, including the Fund and the Predecessor Fund, for more than 38 years.
Mr. Brian M. Kirkpatrick, CFA, Senior Vice President and director of BIM, is a portfolio manager of the Fund and is capable of assuming the role of lead portfolio manager in instances where his decisions would be needed. Mr. Kirkpatrick previously served as the Executive Vice President of the Predecessor Fund, and has more than a 29-year career with the Bridges organization.
Investment selections made by BIM for the Fund are predicated upon research into general economic trends, studies of financial markets, and industry and company analyses. BIM obtains its security analysis information from several financial research organizations, which restrict the release of their reports primarily to institutional users such as banks, insurance companies, investment counselors, and trust companies.
The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership in the Fund.
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Fund Expenses
The Fund is responsible for its own operating expenses. In addition, the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding any front-end or contingent deferred loads, taxes, interest expenses, brokerage commissions, acquired fund fees and expenses (“AFFE”), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) in order to order to limit Net Annual Fund Operating Expenses to 1.05% of average daily net assets of the Fund (the “Expense Cap”). The Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses that are not covered in the fees and expenses table.
The Expense Cap will remain in effect through at least [ ], 2024 and may be automatically renewed for one-year successive terms and may be terminated, after expiration of the initial term, only by the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
FUND SHAREHOLDER INFORMATION
Valuing Fund Shares
Shares of the Fund are purchased and redeemed at the net asset value (“NAV”) per share next determined following receipt of your order by the Fund or its authorized agent. The Fund calculates its NAV at the close of daily trading on the NYSE, normally 4:00 p.m. Eastern Time (3:00 p.m. Central Time), each day the NYSE is open for trading. The NAV of the Fund is obtained by dividing the value of the Fund’s net assets by the total number of shares outstanding.
The calculation of the Fund’s net assets is based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from ICE Data Services (“ICE”) which uses reported last sales prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities for which ICE does not provide a market value, ICE provides a market value that does not represent fair value in the judgment of the Adviser, or the Adviser believes is stale will be valued at fair value under procedures adopted by the Adviser. Securities with less than 60 days to maturity are valued using the amortized cost method.
Fair Value Pricing
Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed. The Board has designated the Adviser as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight. Fair value determinations are then made in good faith in accordance with procedures adopted by the Adviser. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. The net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.
Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security
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formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.
INVESTING IN THE FUND
Account Options
The Fund has several account options available including:
•Uniform Transfers (Gifts) to Minor accounts;
•Accounts for individuals, corporations or partnerships;
•SIMPLE IRAs;
•Traditional IRAs;
•Roth IRAs;
•Coverdell Educational Savings Accounts; and
•Simplified Employee Pension Plans (“SEPs”).
You may obtain the appropriate disclosure document, applicable forms and find additional information regarding account options by visiting the Fund’s website at www.bridgesfund.com under “Resource Documents & Forms” or you may contact the Fund at 1-866-934-4700.
Minimum Investment
The Fund has established a minimum of $1,000 for an initial investment. The Fund, at its discretion, may waive this minimum. Once the minimum initial investment of $1,000 has been made, you may choose to use the Fund’s Automatic Investment Plan (described below) for subsequent investments. This minimum can be waived for intermediaries that allocate their clients to one or more of the Funds via model portfolios. This minimum can also be changed or waived by the Adviser at any time (or in certain cases, Trust Officers).
USA PATRIOT Act
The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you must supply the Fund your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Please contact the Transfer Agent at 1-866-934-4700 if you need additional assistance when completing your application.

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Purchasing Shares
Shares of the Fund are purchased at the NAV per share next determined following the receipt of your order in proper form by the Fund or its authorized agent. Proper form means that your purchase is complete and contains all necessary information including supporting documentation (such as Account Applications, trust documents, beneficiary designations, proper signatures and signature guarantees where applicable, etc.) and is accompanied by sufficient funds to pay for your investment. For assistance, you may contact the Fund by phone at 1-866-934-4700 or by sending an E-mail to: Fund@bridgestrust.com.
By Mail:
Initial Purchases
To purchase Fund shares you must complete and sign the Account Application, which is sent with this Prospectus, or may be obtained from the offices of the Fund, from the Fund’s transfer agent, U.S. Bank Global Fund Services, (the “Transfer Agent”), or on the Fund’s website at www.bridgesfund.com under “Resource Documents & Forms.” Please review the Account Application for detailed information for executing and completing a purchase of shares of the Fund. The completed Account Application and a check made payable to Bridges Investment Fund or other means of payment to the Fund should be sent to the Transfer Agent as indicated below:

By Mail	By Overnight Or Express Mail
Bridges Investment Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Bridges Investment Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd floor Milwaukee, WI 53202
NOTE: The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of applications, purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
With respect to purchases of Fund shares, the following conditions will apply:
(1)All of your purchases must be made in U.S. dollars, and the check(s) must be drawn on U.S. banks.
(2)No third party checks will be accepted.
(3)The Fund does not accept currency, money orders, U.S. Treasury checks, traveler’s checks, credit card checks or starter checks to purchase Fund shares.
(4)If your purchase transaction is cancelled due to nonpayment, or your check does not clear, you will be held responsible for any loss the Fund or the Adviser incur and you will be subject to a returned check fee of $25. This $25 returned check fee will be redeemed from your account.
(5)The Fund is unable to accept post dated checks or any conditional order or payment.
Subsequent Purchases
Subsequent investments once you have opened your account may be made in the same manner as your initial purchase. There is no minimum amount unless you are enrolling in the Automatic Investment Plan. To invest by check, simply make your check payable to the Fund, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement
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received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account on a separate piece of paper and send it along with your check to the address shown above.
Telephone Purchase
Investors may purchase additional shares of the Fund by calling 1-866-934-4700. If you did not decline this option on your account application, and your account has been open for at least 7 business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the net asset value calculated on the day your order is placed.
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller will be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
By Bank Wire Transfer:
Shares may be purchased by bank wire transfer. Wired funds must be received prior to 4:00 p.m. Eastern Time (3:00 p.m. Central Time) to receive that day’s NAV. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Initial Investment
To make an initial purchase by wire:
•Call Bridges Investment Fund at 1-866-934-4700 to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.
•Upon receipt of your completed Account Application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at 1-866-934-4700.
•You may then contact your bank to initiate the wire using the instructions you were given.
Subsequent Investments
Before sending your wire, please contact the Fund at 1-866-934-4700 to advise them of your intent to wire. This will ensure prompt and accurate credit upon receipt of your wire.
•Contact your bank to initiate the wire using the following instructions:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
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ABA No. 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number. 112-952-137
For further credit to the Bridges Investment Fund
(Your name)
(Your account number)
•Your bank may charge a fee for such service.
Purchase Through Financial Intermediaries
Quasar Distributors, LLC (“Quasar” or “Distributor”) serves as the distributor of the Fund’s shares. The Distributor is located at 111 E Kilbourn Ave., Suite 2200, Milwaukee, W 53202.
You may purchase and redeem shares of the Fund through certain financial intermediaries that have made arrangements with the Fund or its Distributor to receive purchase and redemption orders. Such financial intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. When you place your order with such a financial intermediary, or its designee, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The financial intermediary holds your shares in an omnibus account in its (or its agent's) name, and the financial intermediary maintains your individual ownership records. The Adviser may pay the financial intermediary for maintaining these records as well as providing other shareholder services. The financial intermediary may charge you a fee for handling your order. The financial intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus or Summary Prospectus.
If you decide to purchase shares through a financial intermediary, please carefully review the program materials provided to you by your financial intermediary, because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.
Purchase requests submitted to a financial intermediary after the financial intermediary's imposed cut-off time may not be received by the Fund prior to the Fund's cut-off time at the close of regular trading (generally 4:00 p.m., Eastern time) on that day. Such purchase requests will be processed at the NAV calculated at the close of regular trading on the next day that the NYSE is open for business. For more information about your financial intermediary's rules and procedures, and whether your financial intermediary imposes cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund, you should contact your financial intermediary directly.
Automatic Investment Plan
The Fund’s Automatic Investment Plan is available to existing shareholders of the Fund or new shareholders that satisfy the Fund’s minimum initial investment of $1,000.
New shareholders electing to participate in the Fund’s Automatic Investment Plan should complete the Automatic Investment Plan section on the Account Application. Existing shareholders should contact the Fund to obtain instructions for adding this option to a previously established account. All participants will be required to provide a voided check or savings deposit slip to initiate an Automatic Investment Plan.
After the initial minimum investment is met, the minimum amount required for each subsequent investment under the Automatic Investment Plan is $100. In order to participate in the Automatic Investment Plan, your bank must be a member of the Automated Clearing House (“ACH”) network. You will be assessed a $25 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason. You may terminate your participation in the Fund’s Automatic
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Investment Plan at any time by calling the Fund at 1-866-934-4700, by written instruction to the Fund, or by calling the Transfer Agent. Any request for termination must be received at least five days prior to the effective date of the next withdrawal. In addition, if you redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated.
You may receive assistance in setting up an Automatic Investment Plan by contacting the Fund at 1-866-934-4700.
Inactive Accounts, Unclaimed Property and Lost Shareholders
Your account may be transferred to your state of residence if no activity occurs within your account during an “inactivity period” as may be specified in your state’s abandoned property laws. If the Fund is unable to locate a shareholder, it will determine whether the shareholder’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator when required in accordance with statutory requirements. A shareholder’s last known address of record determines which state has jurisdiction. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. The Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.
If you are a resident of the state of Texas, you may designate a representative to receive notification that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Additional Account Policies
Keep in mind that if we do not verify the identity of a customer through reasonable means, the account will be rejected or the customer will not be allowed to perform a transaction in the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.
It is the policy of the Fund not to accept orders for Fund shares under circumstances or in amounts considered to be disadvantageous to existing shareholders, and the Fund reserves the right to suspend the offering of shares for a period of time. Account Applications will only be accepted from residents of states in which the Fund shares have been registered or otherwise qualified for offer and sale.
Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
Household Delivery of Shareholder Documents
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Fund toll-free at 1-866-934-4700 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
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SELLING SHARES OF THE FUND
You may redeem your shares of the Fund directly at any time by sending a letter of instruction signed by all account holders to:
Bridges Investment Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Shares of the Fund will be redeemed at the NAV per share next determined following the receipt of your letter of instruction in proper form by the Fund or its authorized agent. Proper form means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable. Additional documents are required for certain types of redemptions such as redemptions from corporations, partnerships, or from accounts with executors, trustees, administrators or guardians. For assistance, you may contact the Fund by phone at 1-866-934-4700 or by sending an E-mail to: Fund@bridgestrust.com.
Signature Guarantees
Signature guarantees, from either Medallion program members or non-Medallion program members, are required for all requests to redeem shares with a value of more than $50,000 or if the redemption proceeds are to be mailed to an address other than that shown in your account registration. A signature guarantee will also be required for the following:
•If ownership is being changed on your account;
•If redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption request has been received by the Transfer Agent and the account address has been changed within the last 30 calendar days.
The Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. The Fund reserves the right to waive any signature requirement at its discretion.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). The signature(s) should be in the name(s) of the stockholder as shown on the stock transfer records maintained by the Transfer Agent for the Fund. NOTARIZED SIGNATURES ARE NOT GUARANTEED SIGNATURES AND WILL NOT BE ACCEPTED BY THE FUND.
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Sale Proceeds
In most instances, payment for shares redeemed will be made within one or two business days, but not later than seven days, from the time the Fund receives your written request in proper form. For investments that have been made by check or electronic funds transfer though the ACH network, payment for redemptions may be delayed until the Fund is reasonably satisfied that the purchase payment has been collected, which may take up to 15 calendar days. This delay will not apply if you purchased your shares via wire payment
The Fund sends checks for redemption proceeds via regular mail. The Fund will send redemption checks by overnight or priority mail upon request and at investor’s expense. At your request, redemption proceeds will be wired or sent via electronic funds transfer though the ACH network to a pre-designated bank account. There is a $15 wire fee for each wire, which will be deducted from your bank account balance on dollar specific trades. You are also responsible for any fee that your bank may charge for receiving wires. The Fund will normally wire redemption proceeds to your bank the next business day after receiving the redemption request in proper form, which may include a signature guarantee. There is no charge when proceeds are sent via the ACH system; however, funds may not available in your account for two to three business days depending on your bank’s policy on transfers.
Telephone Redemption of Shares
Proceeds redeemed by telephone will be mailed or sent via electronic funds transfer through the ACH network or wired only to an investor’s address or bank of record as shown on the records of the transfer agent.
In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. The request must be signed by each shareholder of the account and may require a signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.
Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller will be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
Redemptions Through a Broker
You may redeem shares at the NAV through a broker that has a relationship with the Distributor. If you sell shares through a broker, the broker is responsible for forwarding your order to the Transfer Agent in a timely manner. If you place an order with a broker that has a relationship with the Distributor and/or the Fund by 4:00 p.m. Eastern Time (3:00 p.m., Central Time) on a day when the NYSE is open for regular trading, you will receive that day’s price. Generally, payment is directed to your brokerage
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account normally within three business days after a broker places your redemption order. Your broker may charge a fee for processing redemption requests.
Redemption-in-Kind Transactions
The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in the form of securities. Such securities shall be readily marketable securities chosen by Fund management after considering various factors. Such redemptions in-kind may be used to satisfy redemption requests that represent a large percentage of the Fund’s net assets to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may also be used when the Adviser determines that existing conditions make cash payments undesirable, including during periods of stressed market conditions, or when there is a lack of availability of a line of credit or other similar temporary cash or cash equivalents or other liquidity mechanisms. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. In addition, if the Fund effects a redemption in-kind, the redeeming shareholder will bear market, liquidity, and other risks associated with such securities. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.
Additional Redemption Policies
Redemption privileges and payments may be suspended during periods when the NYSE is closed (other than weekends and holiday closings) or trading thereon is restricted, or for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of the shareholders of the Fund. The SEC shall determine when trading on the NYSE is restricted and when an emergency exists. The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling a portion of its portfolio securities, consistent with the management of the Fund. If the Fund sells securities to generate cash to meet your redemption request, delivery of redemption proceeds may be postponed until the first business day after the Fund receives the proceeds from the sale of such securities.
In addition, shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-866-934-4700. Investors will be asked whether or not to withhold taxes from any distribution.
The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC’s post office box of applications, purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
FREQUENT TRADING OR MARKET TIMING
The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Board has adopted a policy regarding excessive trading. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps may include, among other things,
22

monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures as adopted by the Adviser, when the Adviser determines current market prices are not readily available. These policies may change from time to time as determined by the Fund in its sole discretion.
In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Adviser to be harmful to the Fund) and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading. However, the Fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.
DISTRIBUTIONS AND TAXES
Distributions
The Fund will distribute to shareholders substantially all of the net income and net capital gains (collectively “distributions”), if any, realized from the sale of securities. Dividends will be paid on or about the last business day of March, June, September and December. Shareholders will be advised as to the source or sources of each distribution. A year-end payment of capital gains, if any amounts are earned between November 1 and October 31 in any given year, will be paid on or before December 31 to meet a special requirement of the Tax Reform Act of 1986, as amended (“1986 Act”). The Fund must declare a dividend amount payable before January 31 of the next year on December 31 in order to remit at least 98% of the net investment income for the calendar year to comply with the provisions of the 1986 Act. The amount of any distributions will depend upon and vary with changes in interest rates, dividend yields, investment selections of the Fund and many other unpredictable factors.
Distributions Options
The Fund offers the following options with respect to distributions, if any, on shares held by you in the Fund.
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(1)    Reinvestment Option: You may elect to have all dividends and capital gains distributions automatically reinvested at the NAV in additional shares of the Fund. If you do not indicate a choice on the Account Application, you will be assigned this option. Shares purchased under this option are entered on the stock transfer records maintained by the Transfer Agent. Written notice will be sent to shareholders electing this option showing the shareholder’s holdings in the Fund after the reinvestment, as well as the dollar amount of the dividend or capital gains reinvestment and the NAV in effect for the purchases.
(2)    Cash Option: You may elect to have your dividend and/or capital gains distributions paid in cash. You may elect your distribution option by checking the appropriate box on the Account Application. Cash distribution checks are typically mailed to shareholders within two days, but not later than seven days after payment.
You may change your previously selected distribution option from time to time by written instruction or by calling the Transfer Agent. Option changes should be submitted to the Transfer Agent at least five days prior to the record date of the distribution. If you elect to receive distributions and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s current NAV, and to reinvest all subsequent distributions.
Tax Consequences
The following discussion of taxes is for general information only. You should consult with your own tax adviser about the particular federal, state and local tax consequences to you of investing in the Fund.
The Fund has complied with special provisions of the Internal Revenue Code of 1986, as amended pertaining to investment companies so that the Fund will not pay federal income taxes on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive. As a shareholder, you are subject to federal income tax on distribution of investment income and on short-term capital gains which are treated as ordinary income. Other capital gain distributions will be taxable to you at different maximum rates, depending upon their source and other factors. Dividends are taxable either as ordinary income, or, if so designated by the Fund, and provided that certain holding period and other requirements are met by both the Fund and the shareholder, taxable as “qualified dividend income” to individual shareholders at a maximum 23.8% U.S. federal income tax rate (which includes the 3.8% Medicare surcharge). Dividends and distributions are generally taxable regardless of whether you take payment in cash or reinvest them to buy additional Fund shares.
The Fund may be required to withhold federal income tax at a rate of 24% (backup withholding) from dividend payments, distributions, and redemption proceeds if you failed to furnish and certify that the Social Security or Tax Identification Number you provided is correct, and that you are not subject to backup withholding. In addition, you may be subject to backup withholding if you failed to report or underreported interest or dividend income you received, or if you failed to certify that you’re not subject to backup withholding for underreporting of interest and dividends. The certification is included as part of the account application form.
There may be tax consequences to you upon the redemption (sale) of your Fund shares. You generally have a capital gain or loss from a disposition of shares. The amount of gain or loss and the tax rate will depend primarily upon how much you paid for your shares, the redemption (sale) price, and how long you held the shares.
Shareholders who are tax-exempt entities with respect to federal and state income taxes will not be subject to tax on the income and capital gains distributions from the Fund. If you invest through a tax-
24

deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.
The Fund, through semi-annual shareholder reports, will inform you of the amount and generic nature of such income and capital gains. U.S. Bancorp Fund Services, LLC, through the annual Form 1099 or its substitute equivalent, will provide a report for each individual account within an appropriate time frame after the close of the Fund’s fiscal year.
INQUIRIES
Shareholder inquiries for information or assistance in handling administrative matters should be directed to either:

Bridges Investment Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202 1-866-934-4700	OR	Bridges Investment Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202 1-866-934-4700
Shareholder Derivative Actions
The governing instruments of the Fund state that shareholders have power to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders.
The Trust’s Declaration of Trust provides that the Business Litigation Section of the Superior Court of the Commonwealth of Massachusetts sitting in Suffolk County, Massachusetts shall be the exclusive forum in which certain types of litigation may be brought. Any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust shall be (i) deemed to have notice of and consented to the provisions of this provision, and (ii) deemed to have waived any argument relating to the inconvenience of the judicial forum referenced above in connection with any action or proceeding described in provision. This provision does not apply to federal security law claims.

INDEX DESCRIPTIONS
Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index, but do not reflect fees, expenses or taxes.
The S&P 500® Index is a broadly based unmanaged composite of 500 stocks which is widely recognized as representative of price changes for the equity market in general.

25

FINANCIAL HIGHLIGHTS
The financial highlights information presented for the Fund is the financial history of the Predecessor Fund, which has been reorganized into the Fund effective [________], 2022. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.
The financial highlights table is intended to help you understand the Predecessor Fund’s financial performance for the past five years. Certain information reflects financial results for a single Predecessor Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions). The information in this table has been audited by the Predecessor Fund’s independent registered public accounting firm, [ ], whose report, along with the Predecessor Fund’s financial statements, is included in the most recent Annual Report and Semi-Annual Report, which are available upon request or at the Fund’s website at www.bridgesfund.com under “Resource Documents & Forms.”
BRIDGES INVESTMENT FUND
FINANCIAL HIGHLIGHTS
For a Predecessor Fund share outstanding throughout the year

	For the Six Months Ended June 30, 2022 (Unaudited)		Years Ended December 31,
			2021	2020	2019	2018	2017
Net asset value,
beginning of year	$104.32		$88.73	$73.02	$57.40	$60.57	$51.60
Income from investment operations:
Net investment income/(loss)(1)	(0.07)		(0.12)	0.03	0.28	0.29	0.20
Net realized and unrealized
gain/(loss) on investments	(27.30)		22.81	19.14	18.06	(2.51)	11.08
Total from
investment operations	(27.37)		22.69	19.17	18.34	(2.22)	11.28
Less dividends and distributions:
Dividends from net
investment income	—		—	(0.08)	(0.29)	(0.28)	(0.20)
Dividends from net
realized gain	—		(7.10)	(3.38)	(2.43)	(0.67)	(2.11)
Total distributions	—		(7.10)	(3.46)	(2.72)	(0.95)	(2.31)
Net asset value, end of year	$76.95		$104.32	$88.73	$73.02	$57.40	$60.57
Total return	(26.24)%	(2)	25.93%	26.44%	32.13%	(3.76)%	21.98%
Supplemental data and ratios:
Net assets, end of period
(in thousands)	$194,872		$270,124	$238,235	$195,798	$151,571	$144,610
Ratio of net expenses to
average net assets:	0.76%	(3)	0.72%	0.77%	0.79%	0.77%	0.79%
Ratio of net investment income/(loss)
to average net assets:	(0.07)%	(3)	(0.12)%	0.05%	0.42%	0.40%	0.35%
Portfolio turnover rate	1.9%	(2)	9.2%	8.9%	16.9%	2.8%	4.7%

(1)Net investment income per share is calculated using the ending balances prior to consideration of adjustment for permanent book-to-tax differences.
(2)Not Annualized.
(3)Annualized.
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PRIVACY POLICY NOTICE
Protecting your privacy is important to Bridges Investment Fund and our employees. We want you to understand what information we collect and how we use it. In order to provide our shareholders with a broad range of financial products and services as effectively and conveniently as possible, we use technology to manage and maintain shareholder information. The following policy serves as a standard for all Bridges Investment Fund employees for the collection, use, retention, and security of nonpublic personal information.
What Information We Collect
In order to serve you better, we may collect nonpublic personal information about you from the following sources:
•Information we receive from you in connection with opening an account or establishing and maintaining a shareholder relationship with us, whether in writing or oral;
•Information about your transactions with us or our affiliates; and
•Information we receive from third parties such as your accountants, attorneys, life insurance agents, family members, financial institutions, custodians, trustees and credit bureaus.
“Nonpublic personal information” is nonpublic information about you that we obtain in connection with providing a financial product or service to you. For example, nonpublic personal information includes the contents of your application, account balance, transaction history and the existence of a relationship with us.
What Information We Disclose
We do not disclose any nonpublic personal information about you to anyone, except as permitted by law. We are permitted to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to third parties to assist us in servicing your account with us.
If you decide to close your account(s) or become an inactive shareholder, we will adhere to the privacy policies and practices as described in this notice.
Our Security Procedures
We also take steps to safeguard shareholder information. We restrict access to your personal and account information to those who need to know that information to provide products and services to you. Violators of these standards will be subject to disciplinary measures. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
PPN-1

Bridges Investment Fund
[ ], 2022
Additional information about the Fund and its investment policies is contained in the SAI. The SAI is incorporated into this Prospectus by reference (meaning it is legally a part of this Prospectus). A current SAI is on file with the SEC.
Additional information about the Predecessor Fund’s investments is available in the Predecessor Fund’s Annual and Semi-Annual Reports to shareholders. Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual reports to shareholders when available. In the Fund’s Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
You may receive free copies of the SAI, the Annual and Semi-Annual Reports, request other information about the Fund, and receive answers to your questions about the Fund by accessing the Fund’s website at www.bridgesfund.com under “Resource Documents & Forms” or contacting:

Bridges Investment Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53201-701
1-866-934-4700
www.bridgesfund.com

Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Website (http://www.sec.gov), where they are listed under “Professionally Managed Portfolios.” Copies can also be obtained, upon payment of a duplicating fee, by sending an e-mail to publicinfo@sec.gov.

SEC File No. 811-05037

SUBJECT TO COMPLETION
Dated September 30, 2022

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Ticker: BRGIX

P.O. Box 542021
Omaha, Nebraska 68154
(402) 397-4700
(866) 934-4700

[ ], 2022

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) dated [ ], 2022 is not a Prospectus. It should be read in conjunction with the prospectus of the Bridges Investment Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) dated [ ], 2022 (the “Prospectus”). The Fund is the successor to the Bridges Investment Fund, Inc. (the “Predecessor Fund”). This SAI is incorporated by reference into the Prospectus. In other words, it is legally part of the Prospectus. The audited financial statements for the Predecessor Fund for the year ended December 31, 2021, are herein incorporated by reference to the Predecessor Fund’s Annual Report to shareholders dated December 31, 2021. To receive a copy of the Prospectus or Predecessor Fund’s Annual or Semi-Annual Reports to shareholders, without charge, visit the “Resource Documents & Forms” page of the Fund’s website at www.bridgesfund.com, or write or call the Fund at the address or telephone number written above.

THE TRUST
The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company. Prior to May 1991, the Trust was known as the Avondale Investment Trust. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.
The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.
The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund themselves are unable to meet their obligations.
The Fund is a series of the Trust and its assets and liabilities are separate and distinct from other series issued by the Trust. Effective on [_______], 2022, the Predecessor Fund was reorganized into the Fund (the “Reorganization”). Pursuant to the Reorganization, the Fund acquired all of the assets of the Predecessor Fund in exchange for shares of the Fund and assumption by the Fund of all liabilities of the Predecessor Fund. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations. The Fund has the same investment objectives and investment strategies as the Predecessor Fund. The Predecessor Fund is a Nebraska corporation organized on March 20, 1963 and registered with the SEC as an open-end, diversified investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Predecessor Fund commenced investment operations on July 1, 1963, and shares of capital stock were first sold to the general public on December 7, 1963. The Predecessor Fund has conducted its business continuously since that year. Following the Reorganization, the Predecessor Fund ceased its operations as an investment company and intends to wind down all operations.
The Fund is managed by Bridges Investment Management, Inc. (“BIM” or the “Adviser”). BIM was organized as a Nebraska corporation in 1994 and registered with the SEC as an investment adviser in December 1999 and has served as investment adviser to the Predecessor Fund since 2004.
INVESTMENT POLICIES, STRATEGIES AND RISKS
The following information supplements the discussion of the Fund’s investment objective and principal investment strategies as set forth in the Prospectus. There can be no assurance the Fund will achieve its investment objective. The Fund may invest in the following types of investments as indicated, each of which is subject to certain risks, as discussed below.

The Fund is diversified. This means that for 75% of its total assets, the Fund may not invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the outstanding voting shares of a single issuer. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to changes or fluctuations in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, a fund would be subject to the risk that its performance may be disproportionately impacted by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal securities laws.
The sections below describe, in greater detail than in the Prospectus, some of the different types of investments which may be made by the Fund and the different investment practices in which the Fund may engage.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Special Risks Related to Cyber Security
The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future.
Equities
Common Stocks
The Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Convertible Securities
The Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Convertible securities are accorded the status of equities by the Fund because they may be converted into common stock at the election of the holder.
Fixed-Income Securities
The Fund may invest in a wide range of fixed-income securities.
The Fund may invest in investment grade corporate bonds, debentures, U.S. Treasury bonds and notes, and preferred stocks. Investment grade securities are those rated BBB or better by S&P Global Ratings (“S&P®”), or Baa or better by Moody’s Investors Service®, Inc. (“Moody’s”). Subject to the limitation below, the Fund may also invest in lower-rated or high yield debt securities (commonly known as “junk bonds”), and the Fund may purchase bonds, debentures, and preferred stocks which have one or more interest or dividend payments in arrears, but, nevertheless, offer prospects of resuming the payment of the arrearage plus the current income rate. Such securities may offer a significant price improvement from a depressed level, thereby creating a capital gain potential similar to the advancement possible for common stock selections. The risk of owning this type of security is that income payments will not be resumed or that the principal will never be repaid.
Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.
Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.
Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.
Junk Bonds
“Junk Bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. The Fund will not necessarily dispose of a security when its rating is reduced below the rating it carried at the time of purchase.
The Fund will not purchase junk bonds that have a credit quality rating lower than CC/Ca2 by either S&P® or Moody’s, respectively, at the time of their acquisition for the Fund’s portfolio. The Fund will limit its investments in junk bonds to no more than 5% of its assets, determined at the time of purchase.
The purchase of junk bonds is not a principal strategy of the Fund.
Payment-In-Kind Securities and Strips
Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, the Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments to satisfy distribution requirements. The Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in-kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.
Preferred Stock
The Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership but does not have the seniority of a bond, and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.
U.S. Government Securities
U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.
U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years), Treasury Bonds (which generally have maturities of more than 10 years) and U.S. agency securities (which have a variety of maturities). All U.S. Treasury securities are backed by the full faith and credit of the United States, whereas U.S. agency securities are not always supported by the full faith and credit of the United States. While the Fund may invest in U.S. government securities of any type, the Fund primarily invests in Treasury securities.
Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

Zero-Coupon Securities
Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, the Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.
Foreign Securities
The Fund may invest in U.S. dollar-denominated securities of foreign issuers which are traded on U.S. exchanges, provided that the market value of such securities will not exceed 15% of the Fund’s total assets, determined at the time of purchase. Foreign issuers are issuers organized and doing business principally outside the United States. Securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) that are regularly traded on recognized U.S. exchanges or in the U.S. over-the-counter market are not considered foreign securities for purposes of these limitations. The Fund, however, will not invest more than 20% of its total assets in such ADRs and will only invest in ADRs that are issuer sponsored. Although most ADRs are denominated in U.S. dollars, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States.
While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund’s investment adviser considers as having stable and mature governments, these additional risks include: the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, reduced liquidity and the lack of uniform accounting, auditing and financial reporting standards or the application of standards that are different or less stringent than applied in the United States; and possibly limited access to the courts to enforce the Fund’s rights as an investor.
Brexit Risk
Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. On January 31, 2020, the UK left the EU (commonly known as “Brexit”). An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is still considerable uncertainty relating to the potential consequences of the exit, how the negotiations for new trade agreements will be conducted, and whether the UK’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the UK and

European economies, but the broader global economy, could be significant, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.
Investments in Other Investment Companies
The Fund may invest in the securities of other registered investment companies, including money market mutual funds, subject to the limitations set forth in the 1940 Act. Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies. The acquisition of shares by the Fund in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by Rule and/or an exemptive order obtained by the other registered investment companies that permits the Fund to invest those other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with those other registered investment companies regarding the terms of the investment.
In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by a fund and all affiliated persons of a fund; and (ii) a fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (e.g., 8.5%).

The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 permits more types of fund of fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

The investment in other investment companies is not a principal strategy of the Fund.

Exchange-Traded Funds
The Fund, may also invest in exchange traded funds (“ETFs”), the performance of which is intended to correspond to the performance of a designated benchmark index (such as the S&P 500® Index), as a hedge against market volatility and significant market decrease. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and may be actively managed or index-based. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs that focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV. Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

To the extent the Fund invests in inverse and/or leveraged ETFs, it could be subject to the following additional risks in addition to those listed above:leveraging risk; swap counterparty credit risk; tracking error risk and trading risk. Increased brokerage fees related to the use of inverse and/or leveraged ETFs will not be reflected in the Fund’s Fees and Expenses table in the Prospectus and the Fund’s portfolio turnover rate would be understated as a result since these specific types of trades are carved out of the portfolio turnover ETFs are subject to the limitations on investment in investment company securities discussed below.

The investment in ETFs is not a principal strategy of the Fund.

Use of Derivatives, Hedging and Income Transactions
The Fund is prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. This restriction is not fundamental and may be changed by the fund without a shareholder vote. If the Fund does determine to invest in derivatives in the future, they will comply with Rule 18f-4 under the 1940 Act.

Other Investment Policies, Strategies, and Risks
Temporary Defensive Positions
Under unusual economic or financial market circumstances, the Fund may significantly increase the portion of Fund assets held in cash or U.S. government securities for temporary defensive purposes, and as a result may not achieve its investment objectives. The Fund may maintain positions in cash or U.S. government securities (generally U.S. Treasury securities) for as long as such unusual market conditions exist and the normal limitation that not more than 40% of the Fund’s assets be invested in fixed income securities will not apply. In addition, in such circumstances the Fund may invest in certain ETFs, the performance of which is intended to correspond, either positively or negatively, to the performance of a designated benchmark index (such as the S&P 500® Index), as a hedge against market volatility and significant decrease or increase.
Turnover
Turnover measures the percentage of a fund’s total portfolio market value that was purchased or sold during the period. A fund’s turnover rate provides an indication of how transaction costs (which are not included in a fund’s expenses), may affect a fund’s performance. Also, funds with a high turnover may be more likely to distribute capital gains that may be taxable to shareholders.
Generally, the Fund makes each investment with the expectation that the security acquired will be held for the long term. The Fund will not purchase securities with a view towards rapid turnover for capital gains. Therefore, the Fund does not expect there to be material changes in its turnover rate as compared to the Predecessor Fund’s turnover rates. In the 10 years ending December 31, 2021, the portfolio turnover rate for the Predecessor Fund ranged from a high of 26.6% in 2011 to a low of 2.8% in 2018. The median Predecessor Fund portfolio turnover for the past 10 years was 11.35% and the average portfolio turnover for such period was 10.9%. The Predecessor Fund’s portfolio turnover rate for the years ended December 31, 2020 and 2021 was 8.9% and 9.2%, respectively. However, portfolio turnover rates could increase significantly in order to respond to turbulent conditions in the securities market.
INVESTMENT LIMITATIONS
The Predecessor Fund previously adopted, and in connection with the Reorganization, the Trust (on behalf of the Fund) has adopted, the following limitations as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the approval of a majority of the outstanding voting securities of the Fund requires the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares of the Fund present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
As a matter of fundamental policy:
The Fund shall not:
1.Concentrate its investments in a particular industry or group of related industries by committing more than 25% of total assets to securities in any one industry or group of related industries.
2.Make investments which will cause more than 5% of the Fund’s total assets (at the time of purchase) to be invested in the securities of any one issuer, except for investments in U.S. government securities.
3.Acquire more than 10% of the voting stock of any one issuer and 10% of any one class of the outstanding securities of any one issuer through initial or subsequent investments. For the purposes of this restriction, all kinds of securities of a company representing debt are considered as a single class irrespective of their differences, and all kinds of preferred stock of a company are considered a single class irrespective of their differences.
4.Make investments which will cause more than 5% of the value of its total assets (at the time of purchase) to be invested in securities of issuers which have a record of less than three years of operation.
5.Issue any preferred stock or other senior securities.
6.Invest in companies for the purpose of exercising control or management.
7.Invest outside of the area of securities or purchase or sell real estate, commodities or commodity contracts.
8.Make loans to other persons. (The acquisition of a portion of an issue of publicly distributed bonds, debentures, or other debt securities is not to be considered the making of a loan.)

9.Borrow money, pledge, or mortgage its assets, except as a temporary measure, in which event total borrowings shall not exceed 10% of the value of its total assets. The Fund has never exercised the option to borrow money as a temporary measure.
10.Purchase securities on margin or make short sales.
11.Engage in the underwriting of the securities of other issuers.
12.Purchase restricted or non-registered securities.
13.Purchase or sell put or call options.
14.Invest in securities of other investment companies, except by purchase in open market, where no commission or profit to a sponsor or dealer results from such purchase other than a customary broker’s commission, or where the acquisition is part of a plan or merger or consolidation.
Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust, on behalf of the Fund, has adopted portfolio disclosure policies (“Policies”) that govern the timing and circumstances of the disclosure of the Fund’s portfolio holdings to any person to ensure that such disclosure is in the best interests of the Fund’s shareholders. The Adviser has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Adviser’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Adviser’s Policy (the “Disclosure Policies”). The Adviser and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, distributor or any other affiliated person of the Fund, its Adviser or its distributor. After due consideration, the Adviser and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund. Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures.
The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.
Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of each quarter-end in the Annual Report and Semi-Annual Report to Fund shareholders. Portfolio holdings disclosures are also filed with the SEC on Form N-PORT, with quarter-end disclosures becoming publicly available 60 days after the end of each month. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Fund also discloses its quarterly holdings on the Fund’s website at www.bridgesfund.com under “About the Fund.” The quarterly holdings are normally updated within 4 business days after the end of the most recent quarter. In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.
The Fund’s portfolio holdings may be disclosed between and among the following persons (collectively “Internal Parties”) for legitimate business purposes within the scope of their official duties and responsibilities, subject to the continuing legal duties of confidentiality and not to trade on the basis of any material nonpublic information imposed under any applicable contracts, codes of ethics, laws, rules and regulations:
•The Board of Trustees;
•The Adviser;
•The distributor, fund accountant, administrator, transfer agent, or custodian to the Fund; and
•An accounting firm or legal counsel hired by the Fund, the Adviser, or the Board of Trustees.
The Internal Parties may receive the Fund’s portfolio holdings as frequently as daily, with no lag. The Board of Trustees believes that its policy regarding disclosure to Internal Parties is sufficient to provide the Fund and its shareholders with adequate protection.
In addition to the Fund’s public disclosure on its website, the Fund’s portfolio holdings may also be disclosed in response to a regulatory request, court order or other legal proceeding, or when necessary and appropriate with a legitimate business purpose to statistical or consulting agencies, pricing services, financial printers, proxy voting service providers and other third parties (collectively “Third Parties”) that provide services to the Fund and/or Internal Parties. All Third Parties that receive the Fund’s portfolio holdings are subject to the continuing legal duties of confidentiality and not to trade on the basis of any material nonpublic information imposed under any applicable contracts, codes of ethics, laws, rules and regulations. The frequency and lag with which the Fund’s portfolio holdings may be disclosed to Third Parties is determined based on the facts and circumstances of the business purpose for the disclosure.
In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.
In no event shall the Adviser, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.
There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

TRUSTEES AND EXECUTIVE OFFICERS
The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust
Kathleen T. Barr (born 1955) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since November 2018.	Retired; Chair of the Governing Council, Independent Directors Council (since 2020); formerly, President, owner of a registered investment adviser, Productive Capital Management, Inc. (2010 to 2013); formerly, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009); formerly, Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds) (registered investment companies).	1	Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee for the William Blair Funds (2013 to present) (19 series).
Eric W. Falkeis (born 1973) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee Chairperson	Indefinite Term; Since September 2011. Indefinite Term; Since August 2019.	Chief Executive Officer, Tidal ETF Services LLC (2018 to present); formerly, Chief Operating Officer, Direxion Funds (2013 to 2018); formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC (1997 to 2013).	1	Independent Director, Muzinich BDC, Inc. (2019 to present); Interested Trustee, Tidal ETF Trust (2018 to Present) (22 series); Former Interested Trustee, Direxion Funds (22 series), Direxion Shares ETF Trust (112 series) and Direxion Insurance Trust (2013 to 2018).

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Steven J. Paggioli (born 1950) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since May 1991.	Consultant; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	1	Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee, AMG Funds (1993 to present) (42 series); Advisory Board Member, Sustainable Growth Advisers, LP.
Ashi S. Parikh (born 1966) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since June 2020.	Investment professional; formerly, Chief Executive and Chief Investment Officer and various other positions, RidgeWorth Investments, LLC(global investment management firm) (2006 to 2017); formerly, Chief Investment Officer Institutional Growth Equities, Eagle Asset Management (financial advisor); formerly Sr. Managing Director, Growth Equities, Banc One Investment Advisors (financial adviser).	1	Board of Directors Member, Investment Working Group, The Ohio State University Endowments and Foundation (2016 to present); Board of Directors, World Methodist Council, Investment Committee (2018 to present); Independent Trustee, PNC Funds (2018 to 2019) (32 series); Interested Trustee, RidgeWorth Funds (2014 to 2017) (35 series).
Cynthia M. Fornelli (born 1960) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since January 2022.	Independent Director of TriplePoint Venture Growth BDC Corp. (2019 to present); Retired; formerly, Executive Director of the Center for Audit Quality (2007-2019); formerly, Senior Vice President of Regulatory Conflicts Management at Bank of America (2005-2007); formerly, Deputy Director, Division of Investment Management with the U.S. Securities and Exchange Commission (1998-2005).	1	Independent Director, TriplePoint Private Venture Credit, Inc. (2020 to present).
Officers of the Trust
Jason F. Hadler (born 1975) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	President & Principal Executive Officer	Indefinite Term; Since September 2021.	Senior Vice President and Head of Fund Services Fund Administration Department, U.S. Bank Global Fund Services since December 2003.	Not Applicable.	Not Applicable.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Carl G. Gee, Esq. (born 1990) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Secretary & Vice President	Indefinite Term; Since February 2021.	Assistant Vice President and Counsel, U.S. Bank Global Fund Services since August 2016; Summer Associate, Husch Blackwell LLP (2015); Law Clerk, Brady Corporation (global printing systems, labels and safety products company) (2014-2015).	Not Applicable.	Not Applicable.
Craig Benton (born 1985) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Treasurer & Vice President	Indefinite Term; Since December 2021.	Assistant Vice President, U.S. Bank Global Fund Services since November 2007.	Not Applicable.	Not Applicable.
Melissa Breitzman (born 1983) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2016.	Assistant Vice President, U.S. Bank Global Fund Services since June 2005.	Not Applicable.	Not Applicable.
Kyle J. Buscemi (born 1996) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since June 2022.	Mutual Funds Administrator, U.S. Bank Global Fund Services since June 2018; Business Administration Student, 2014-2018.	Not Applicable.	Not Applicable.
Gazala Khan (born 1969) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Vice President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since November 2022.	Senior Vice President and Compliance Officer, U.S. Bank Global Fund Services since July 2022; Chief Compliance Officer Matthews Asia Fund (May 2019-July 15, 2022); Chief Compliance Officer GS Trust/VIT (June 2009-May 2019); Vice President GSAM (May 2005-June 2009); Staff Accountant, SEC Office of Compliance Inspection and Examination (1999-2005)	Not Applicable.	Not Applicable.
All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

1.Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
2.The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

Additional Information Concerning the Board of Trustees
The Role of the Board
The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees, a Nominating and Governance Committee, an Audit Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.” The Board is entirely comprised of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Nominating and Governance Committee, Audit Committee and Qualified Legal Compliance Committee are comprised of all of the Independent Trustees. The Chairperson of the Board is an Independent Trustee. The Board has determined not to combine the Chairperson position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust. The Board reviews its structure and the structure of its committees annually. The Board has determined that the structure of the Independent Chairperson, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.
Ms. Barr’s Trustee Attributes include her substantial mutual fund experience, including her role as Chair of the Governing Council for the Independent Directors Council and member of the ICI Board of Governors. She has executive experience as the former owner of a registered investment adviser (Productive Capital Management, Inc.), as the Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors LLC in 2009), and as the Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds). Ms. Barr also currently serves on the board of several registered investment companies. Ms. Barr has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Barr’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full-service provider to ETFs, mutual funds and alternative investment products. Mr. Falkeis currently serves as Chief Executive Officer of Tidal ETF Services LLC (2018 to present), and he has experience consulting with investment advisers regarding the legal structure of investment companies, distribution channel analysis, marketing and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational and risk oversight experience through his former positions as Chief Operating Officer and Trustee of the Direxion Funds and the Direxion Exchange Traded Funds. Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He is a member of the

Board of Governors of the Investment Company Institute and of the Governing Council of the Independent Directors Council. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the SEC. Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Parikh’s Trustee Attributes include his substantial investment and executive experience in the asset management industry, including his position as Chief Executive Officer and Chief Investment Officer of Ridgeworth Investments (global investment management firm with over $41 billion in assets). He has also served as a Trustee of several investment trusts (including private investment trusts). Mr. Parikh has ongoing responsibility as a member of the Investment Working Group as part of the Board of Directors for the Ohio State University Endowments & Foundation, as well as an ongoing position as a member of the Investment Committee for the World Methodist Council Endowment Fund (a charitable religious foundation). Mr. Parikh has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Parikh possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Ms. Fornelli’s Trustee Attributes include her substantial governance, legal, regulatory and business experience, including her role as an Independent Director of TriplePoint Venture Growth BDC Corp and TriplePoint Private Venture Credit, Inc. She has broad leadership experience in strategy formulation, corporate governance and risk management. She has executive experience as the Executive Director of Center for Audit Quality (2007-2019), Senior Vice President of Regulatory and Conflicts Management at Bank of America (2005-2007) and Deputy Director, Division of Investment Management with the US Securities and Exchange Commission (1998-2005). Ms. Fornelli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Fornelli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Trust Committees
The Trust has three standing committees: the Nominating and Governance Committee, and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).
The Nominating and Governance Committee, comprised of all of the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating and Governance Committee has appointed Independent Trustee Kathleen Barr as the Chairperson of the Committee. The Nominating and Governance Committee will consider nominees nominated by shareholders. Recommendations for consideration by shareholders by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.
The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. Because the Fund had not commenced operations, the Audit Committee has not met or taken any action with respect to the Fund as of the date of this SAI.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. Because the Fund had not commenced operations, the QLCC has not met or taken any action with respect to the Fund as of the date of this SAI.
Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2021.

Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares and other portfolio Shares in the Trust
Independent Trustees
Kathleen T. Barr	None	Over $100,000
Eric W. Falkeis	None	Over $100,000
Steven J. Paggioli	None	Over $100,000
Ashi S. Parikh	None	$50,001 - $100,000
Cynthia M. Fornelli(1)	None	None
(1)    Ms. Fornelli was appointed as an Independent Trustee as of January 1, 2022.
As of December 31, 2021, neither the then Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Fund, the Adviser, the Fund’s principal underwriter, or any of their affiliates. Accordingly, as of that date, neither the then Independent Trustees nor members of their immediate family, have had a direct or indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Adviser, the Fund’s principal underwriter or any of its affiliates.
Compensation
Independent Trustees receive an annual retainer of $142,000 allocated among each of the various portfolios comprising the Trust, an additional $8,000 per regularly scheduled Board meeting, and an additional $3,500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board Meetings. The Chairperson of the Board receives an additional annual retainer of $21,000 also allocated among each of the various portfolios comprising the Trust. All Trustees receive additional fees from the applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. All Trustees will be reimbursed for expenses in connection with each board meeting attended. These reimbursements are allocated among the applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The table below sets forth the compensation estimated to be received by the Independent Trustees for the Fund’s fiscal year ending December 31, 2021.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Kathleen T. Barr, Independent Trustee	[ ]	None	None	[ ]
Eric W. Falkeis, Independent Trustee	[ ]	None	None	[ ]
Steve J. Paggioli, Independent Trustee	[ ]	None	None	[ ]
Ashi S. Parikh, Independent Trustee	[ ]	None	None	[ ]
Cynthia M. Fornelli Independent Trustee	[ ]	None	None	[ ]
(1)There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund.
Codes of Ethics
The Trust and the Adviser have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser to invest in securities that may be purchased or held by the Fund. The Distributor, as defined below, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser.
PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.
The Adviser has established an Investment Committee (the “Investment Committee”), which is responsible for determining the Fund’s votes based on the Fund’s proxy voting policy. In most instances, the Investment Committee will delegate the proxy vote determination to individual committee members who are responsible for security analysis of the same securities. All questions concerning interpretation of the Fund’s proxy policy are decided by a majority vote of the Investment Committee. The Investment Committee will maintain a list of securities in which there may be a conflict of interest under the Fund’s proxy voting policy. Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination. If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Adviser will abstain from voting the proxy.
The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge by calling toll-free (866) 934-4700, locally (402) 397-4700, by sending a written request to Bridges Investment Management, Inc., Attention: Nancy Dodge, P.O. Box 542021, Omaha, Nebraska 68154, by accessing the Fund’s website at www.bridgesfund.com under “Resource Documents & Forms”, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND
MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.
As of [______], 2022, the following shareholders were considered to be either a control person or principal shareholder of the Predecessor Fund:

Principal Holders of Predecessor Fund

Name and Address	% Ownership	Type of Ownership
[___________________________]	[__]%	[_______]
[___________________________]	[__]%	[_______]
[___________________________]	[__]%	[_______]
Effective on [_______], 2022, the Predecessor Fund was reorganized into the Fund. Pursuant to the Reorganization, the Fund acquired all of the assets of the Predecessor Fund in exchange for shares of the Fund and assumption by the Fund of all liabilities of the Predecessor Fund. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations. As of the date of this SAI, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Predecessor Fund. Furthermore, neither the Trustees, nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates. Accordingly, neither the Trustees, nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Fund’s principal underwriter or any of their affiliates.
THE FUND’S INVESTMENT ADVISER
Bridges Investment Management, Inc., PO Box 542021, Omaha, Nebraska, 68154, acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund. BIM was organized as a Nebraska corporation in 1994 and registered with the SEC as an investment adviser in December 1999. Bridges Holding Company (“BHC”) owns 100% of the equity of BIM. BHC is owned primarily by MGI Holdings, Inc. (“MGI”), a subsidiary of the McCarthy Group, LLC, an Omaha-based financial services company (“MGL”).

After its initial two year period, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by (1) the Board or by vote of a majority of the Fund’s outstanding voting securities, and (2) by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund upon 60 days’ written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser upon 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a quarterly fee at an annualized rate of 0.50% of the Fund’s average net assets. As of the date of this SAI, the Fund had not commenced operations and has not paid any advisory fees to the Adviser.
For its investment advisory services, the Predecessor Fund paid the Adviser a quarterly fee at an annualized rate of 0.50% of the Predecessor Fund’s average net assets. In addition, the Predecessor Fund paid the Adviser an annual fee of $42,000 for providing certain administrative services to the Predecessor Fund.
The table below shows the amount of advisory and administrative services fees paid by the Predecessor Fund to the Adviser for fiscal years ended December 31 indicated below.

	Advisory Fees	Administrative Services Fees
2021	$1,310,089	$42,000
2020	$1,020,134	$42,000
2019	$900,036	$42,000
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expense, interest expenses, taxes, and extraordinary expenses) in order to the limit Net Annual Fund Operating Expenses for shares of the Fund to 1.05% (the “Expense Cap”). The Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses that are not covered under the operating expenses limitation agreement. The current Expense Cap will remain in effect through [ ], 2024 and may be automatically renewed for one-year successive terms and may be terminated, after expiration of the initial term, only by the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

PORTFOLIO MANAGERS
Mr. Edson L. Bridges III is the lead portfolio manager for the Fund and the Predecessor Fund. Mr. Brian M. Kirkpatrick serves as a portfolio manager for the Fund and the Predecessor Fund. The following provides information regarding other accounts that are managed by the portfolio managers as of [ ], 2022:

Name of Person	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees

Edson L. Bridges III
Registered Investment Company	[1]	[270.5]	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Brian M. Kirkpatrick
Registered Investment Company	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	[373]	[420.5]	0	0
In 2020, the Firm transitioned to a new operating model designed to efficiently accommodate Bridges Trust’s growth, and create more time and space for the Firm’s key investment people to focus on their respective areas of strength. Under the new operating model, Edson L. Bridges III (Ted) expanded his responsibilities as the Firm’s CEO and as the Chief Investment Officer (CIO) of Bridges Trust. As CIO, Mr. Bridges leads the Firm’s investment team, which includes the development of the Firm’s capital markets investment strategy, investment solutions development, security research and portfolio management work. As the Firm’s CEO, Mr. Bridges leads the development and implementation of Bridges Trust’s long-term strategic initiatives, manages key client relationships, and is closely involved in the Firm’s business development efforts. Mr. Bridges continues to be the lead portfolio manager of the Fund’s portfolio, while transitioning some of the day-to-day responsibilities of individual portfolio management to other Bridges’ portfolio managers.
These portfolio managers, including Mr. Kirkpatrick, manage accounts, which may share the Fund’s primary investment objective of long-term capital appreciation, with a secondary objective of generation of a modest amount of current income. Because of the similarities in the investment objectives and strategies of the Fund and the other accounts, conflicts of interest may arise. As a result, the Adviser has adopted trade allocation procedures that, among other things, ensure that trades are allocated fairly and equitably between other accounts and the Fund consistent with the Adviser’s fiduciary duty to each client. In determining a fair allocation, the Adviser takes into account a number of factors including, among other things, the Adviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the transactions, the relative size of a client’s portfolio, cash available for investment and suitability.
Mr. Bridges III and Mr. Kirkpatrick are paid directly by the Adviser and are not paid by the Fund. Their compensation primarily consists of a base salary and a bonus. The portfolio managers’ base salaries are generally reviewed annually and any increases are based on consideration of various factors, including, but not limited to, merit, cost of living increases, and employment market competition. Bonuses are primarily determined based on individual merit, which includes research productivity and the Adviser’s profitability. Along with all other employees of the Adviser, Mr. Bridges III and Mr. Kirkpatrick may also participate in a 401(k) plan. The 401(k) plan offers a salary deferral option with a company match. The portfolio managers’ salary, bonus or 401(k) match are not based on the performance of the Fund or the value of the Fund’s assets.
Set forth below are the dollar ranges of Predecessor Fund shares beneficially owned by each portfolio manager as of [ ], 2022, using the following ranges: None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or Over $1,000,000:

Portfolio Manager	Dollar Range of Shares of the Predecessor Fund
Edson L. Bridges III	[Over $1,000,000]
Brian M. Kirkpatrick	[$500,001-$1,000,000]
SERVICE PROVIDERS
Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Administrator to the Fund. Fund Services provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.
Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Fund, a fee based on the Fund’s current average daily net assets. Fund Services also is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements. Additionally, Fund Services provides Chief Compliance Officer services to the Trust under a separate agreement. The cost for the Chief Compliance Officer services is charged to the Fund and approved by the Board annually.
For the fiscal years indicated below, the Predecessor Fund paid Fund Services’ the following fees for its administrative services:

Administration Fee Paid During Fiscal Years Ended December 31,
2021	2020	2019
$211,528	$198,848	$122,987
Custodian
U.S. Bank National Association, is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. Fund Services and the Custodian are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.
Independent Registered Public Accounting Firm and Legal Counsel
[ ] is the independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of the Fund’s filings with the SEC.
Sullivan & Worcester LLP, 1633 Broadway, 32nd Floor, New York, New York 10019, serves as legal counsel to the Trust. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.
BROKERAGE ALLOCATIONS AND OTHER PRACTICES
Subject to the general supervision of the Board, the Adviser executes transactions in the Fund’s portfolio of securities through a number of brokers to reflect the availability of security research information, execution and other open market services, and goodwill or other factors. The Fund has no plans to concentrate securities transaction orders with any single broker or group of brokers.
The total brokerage fees paid on securities transactions for the Predecessor Fund for the last three fiscal years were:

Brokerage Fees Paid During Fiscal Years Ended December 31,
2021	2020	2019
$6,061	$7,600	$7,096
There were no brokerage firms or individuals acting as brokers who were affiliated with the Predecessor Fund or Adviser. As of December 31, 2021, the Predecessor Fund did not own any securities of its regular broker dealers.
The disinterested Trustees of the Trust have agreed that the Adviser may cause the Fund to pay a member of an exchange, broker, or dealer an amount of commission for effecting a securities transaction by the Fund in excess of the amount of commission which would have been charged by another person for effecting such transactions, providing that the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services (“third-party research”) provided by such Exchange member, broker, or dealer subject only to the limitations and definitions contained in Section 28(e) of the Securities Exchange Act of 1934, as amended, and to a periodic review by the disinterested Trustees of the actions of the Adviser in directing the brokerage business of the Fund. Because of the practice of using securities transactions to purchase third-party research, the Fund may not receive the lowest possible aggregate execution cost with respect to any given brokerage transaction.
In addition, at each Board meeting, the Board reviews the brokerage commissions and fees paid with respect to securities transactions undertaken for the Fund’s portfolio during the prior three-month period for the cost efficiency of the services provided by the brokerage firms involved, all of which brokerage firms are non-affiliated with the Fund and the Adviser.
CAPITAL STOCK
Shares issued by the Fund have no preemptive, conversion or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.
PURCHASE, REDEMPTION, AND PRICING OF SHARES OFFERED
Determining Net Asset Value
The net asset value (“NAV”) of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time (3:00 Central Time), each day the NYSE is open for trading. However, the NAV of the Fund’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.
The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.
The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, rounded to the nearest cent. An example of how the Predecessor Fund calculated its net asset value per share as of December 31, 2021 is as follows:

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$270,123,997	=	$104.32
2,589,329
The Fund’s securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of trading on the day the securities are being valued or, lacking any reported sales, at the last available bid price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded on the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the last available bid price. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market® shall be valued at the last sale price at the close of trading, or at the last available bid price if there has been no sale on such day. Securities and assets for which market quotations are not readily available are valued at fair value as determined under procedures adopted by the Adviser.
If the Fund’s independent pricing service, Ice Data Services (“ICE”), prices short-term securities with 60 days or less remaining to maturity, the Fund will use the price given by IDC. Specific securities such as repurchase agreements and demand notes do not have vendor pricing available and will instead be amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities are also priced by ICE. In determining the price, ICE will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information. If a price is not available from ICE, the security is priced at the bid. U.S. government and agency securities are valued at most recent bid prices. Corporate debt and U.S. government and agency securities for which prices are not readily available are valued at fair value as determined under procedures adopted by the Fund’s Adviser.
The Board has designated the Adviser as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight. Fair value determinations are then made in good faith in accordance with procedures adopted by the Adviser.
Redemption-in-Kind
Under normal circumstances, the Fund does not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.
The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.
Anti-Money Laundering
The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Fund’s Customer Identification Program, the Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

Inactivity Period
Under certain circumstances, your mutual fund account may be subject to state escheatment laws, and your account may be transferred to the appropriate state if the Fund cannot locate you, or in certain states, if no activity occurs in the account within the time period specified by law. The Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with the escheatment laws.
DISTRIBUTIONS AND TAX INFORMATION
Distributions
Net investment income generally consists of interest income and dividends received on investments, less expenses. Dividends will be paid on or about the last business day of March, June, September and December. Capital gain distributions from net profits from the sale of securities are generally made at least annually. The Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year also will be distributed by December 31 of each year.
Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.
Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets, and the timing and amount of its distributions. If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income (before the deduction for dividends paid) and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes at the Fund level. To avoid a nondeductible 4% excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such 48 year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.
In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income before the dividends paid deduction (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any. There can be no assurance that the Fund’s distributions will be sufficient to eliminate all taxes at the Fund level in all years.
Distributions of net investment income and net short-term capital gains generally are taxable to shareholders as ordinary income. The Fund may make taxable distributions to shareholders even during periods in which the share price has declined. For individual shareholders, a portion of the distributions may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend. The aggregate amount so reported as qualified dividend income or as eligible for the dividends received deduction cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, some but not all of the Fund’s distributions may be eligible for treatment as qualified dividend income for non-corporate shareholders and the dividends-received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year, and therefore cannot be predicted with any certainty. The deduction, if any, may be reduced or eliminated if the Fund’s shares held by an individual investor are held for less than 61 days, or if the Fund’s shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.
Federal taxes on the Fund’s distribution of long-term capital gains are determined by how long the Fund owned the investments that generated the gains, not how long a shareholder has owned the Fund shares. There is no requirement that the Fund take into consideration an tax implications when implementing its investment strategy. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.
For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. Non-corporate shareholders can claim the qualified business income deduction with respect to REIT dividends received by the Fund if the Fund meets certain holding period and reporting requirements. There is currently no mechanism for the Fund, to the extent that the Fund invests in MLPs, to pass through to non-corporate shareholders the character of income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable a fund to pass through to non-corporate shareholders the ability to claim this deduction.
Redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain “wash sale” rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
As of fiscal year end December 31, 2021, the Predecessor Fund did not have late year losses or capital loss carry-forwards available for federal income tax purposes, and did not utilize any short-term capital loss carry-forwards.
Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of the Fund’s shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of the Fund’s shares may be subject to withholding of federal income tax at the rate of 24% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the IRS notifies the Fund that such backup withholding is required. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Non-corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status, as applicable, in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any additional amounts may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%. The Medicare tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.
Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person. Each shareholder that is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at the rate of 30% (or a lower rate reduced by treaty).

FINANCIAL STATEMENTS
The audited financial statements for the Predecessor Fund’s fiscal year ended December 31, 2021, including the report of independent registered public accounting firm thereon are herein incorporated by reference to the Predecessor Fund’s Annual Report to shareholders dated December 31, 2021. To receive a copy of the Prospectus or Annual or Semi-Annual Reports to shareholders, without charge, visit the Fund’s website at www.bridgesfund.com under “Resource Documents & Forms” or write to or call the Fund at the address or telephone number listed above.

Professionally Managed Portfolios (the “Trust”)
PART C

OTHER INFORMATION
Item 28. Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(i)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(ii)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(iii)
Certificate of Amendment dated February 16, 2022 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(b)
Amended and Restated By-Laws, amended as of February 16, 2022, is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)		Investment Advisory Agreements
(i)
Investment Advisory Agreement dated October 31, 2011, between the Trust, on behalf of the series listed on Schedule A, which may be amended from time to time (each a “Fund”), and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013, between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(ii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

Amendment to Schedule A to the Investment Advisory Agreement dated June 17, 2021, between the Trust, on behalf of the Osterweis Fund and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 819 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2021.

(iii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment to Schedule A to the Investment Advisory Agreement dated June 17, 2021, between the Trust, on behalf of the Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund (currently being renamed Osterweis Growth & Income Fund), Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 819 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2021.

(B)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund, Osterweis Institutional Equity Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(iv)		Investment Advisory Agreement between the Trust, on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund, and Osterweis Capital Management, LLC - to be filed by amendment.
(v)
Investment Advisory Agreement dated June 30, 2020, between the Trust, on behalf of the Trillium ESG Global Equity Fund, the Trillium ESG Small/Mid-Cap Fund, and Trillium Asset Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(vi)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(A)
Amendment dated October 1, 2017 to the Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 728 to the Trust’s Registration Statement on Form N-1A, file with the SEC on January 26, 2018.

(B)
Interim Investment Advisory Agreement dated January 1, 2022, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Voya Investment Management Co. LLC, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(vii)
Amended and Restated Investment Advisory Agreement, dated as of August 31, 2006, by and between the Trust, on behalf of the Villere Balanced Fund series and St. Denis J. Villere & Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
Amendment to the Investment Advisory Agreement dated September 1, 2017, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(B)
Investment Advisory Agreement dated May 31, 2013 between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust's Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(C)
Amendment to the Investment Advisory Agreement dated November 1, 2017 between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(viii)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Amendment dated August 14, 2012 to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(B)
Amendment dated January 1, 2018 to the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(C)
Form of Amendment to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(ix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the  Akre Focus Fund, and Akre Capital Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust's Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Amendment to the Investment Advisory Agreement dated August 1, 2017, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(x)
Investment Advisory Agreement dated October 31, 2016, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 696 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2017.

(A)
Amendment to the Investment Advisory Agreement dated October 1, 2017, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(B)
Amendment to Schedule A to the Investment Advisory Agreement dated February 26, 2020, between the Trust, on behalf of the Boston Common ESG Impact Emerging Markets Fund, and Boston Common Asset Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(xi)
(A)
Amended Schedule A dated May 30, 2018 to the Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 763 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019.

(xii)
Investment Advisory Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xiii)
Investment Advisory Agreement dated February 27, 2015, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

	(xiv)		Investment Advisory Agreement between the Trust, on behalf of the Bridges Investment Fund, and Bridges Investment Management, Inc. - to be filed by amendment.
(e)		Underwriting Contracts
(i)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios Trust, on behalf of the Hodges Mutual Funds, and Hodges Capital Management, INC., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 796 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 29. 2020.

(E)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios Trust, on behalf of the Hodges Mutual Funds, and Hodges Capital Management, Inc. dated October 2021 is herein incorporated by reference from Post-Effective Amendment No. 837 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 22, 2022.

(ii)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Fund and the Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(C)
Third Amendment dated November 15, 2016, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Funds, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Osterweis Capital Management, Inc. dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 793 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 29, 2020.

	(E)	Amendment to the Distribution Agreement between the Trust, on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund, and Quasar Distributors, LLC - to be filed by amendment.
(F)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Osterweis Capital Management, Inc. dated October 2021 is herein incorporated by reference from Post-Effective Amendment No. 836 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2022.

(iii)
Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(A)
First Amendment dated March 3, 2017 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 720 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2017.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Trillium Asset Management, LLC dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(C)
Second Amendment, dated October 1, 2020 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios, and Trillium Asset Management, LLC dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(iv)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Tygh Capital Management, Inc., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 806 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Tygh Capital Management, Inc. dated September 30, 2021, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(v)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on December 13, 2013.

(C)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and St. Denis J. Villere & Co., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 804 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 17, 2020.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and St. Denis J. Villere & Co., dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(vi)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Amendment dated August 14, 2012 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(B)
Second Amendment dated ______, 2017 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(C)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Manged Portfolios and Congress Asset Management Company, LLP dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 811 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 26, 2021.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Congress Asset Management Company, LLP dated _____________, 2022 is herein incorporated by reference from Post-Effective Amendment No. 831 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 24, 2022.

(vii)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Akre Capital Management, dated March 31, 2020, is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Akre Capital Management dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(viii)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Boston Common Asset Management, dated March 31, 2020 is herein incorporated by reference from Post-Effective No. 807 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 29, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Boston Common Asset Management, LLC dated September 30, 2021 is herein incorporated by reference from Post-Effective No. 830 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 28, 2022.

(ix)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
First Amendment dated May 24, 2016 to the Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Muzinich & Co., Inc. dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(C)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Muzinich & Co., Inc. dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 834 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2022.

(x)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Becker Capital Management, Inc, dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Becker Capital Management, Inc., dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(xi)
First Amendment to the Distribution Agreement dated March 3, 2017, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 733 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2018.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Otter Creek Advisors, LLC, dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Otter Creek Advisors, LLC, dated _________, 2022 is herein incorporated by reference from Post-Effective Amendment No. 832 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2022.

	(xii)		Distribution Agreement between the Trust, on behalf of the Bridges Investment Fund, and Quasar Distributors, LLC - to be filed by amendment.
(f)		Bonus or Profit Sharing Contracts - None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(ii)
Amendment to the Custody Agreement on behalf of the Hodges Fund, Hodges Small Intrinsic Value Fund, Hodges Small Cap Fund and Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(iii)
Amendment to the Amended and Restated Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, dated February 9, 2018 is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(A)
Form of Amendment dated _____, 2017 to the Amended and Restated Custody Agreement, dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bank N.A. is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(iv)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(v)
Amendment to the Custody Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

		(A)	Amendment to the Amended and Restated Custody Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - to be filed by amendment.

(vi)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Amendment to the Custody Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(vii)
Amended Exhibit O to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(viii)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Amendment to the Custody Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(ix)
Amendment to the Custody Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(x)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xi)
Form of Amendment to the Custody Agreement dated February __, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xii)
Amended Exhibit H to the Amended and Restated Custody Agreement dated May 15, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(xiii)
Amendment to the Custody Agreement dated July 13, 2015, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

	(xiv)		Form of Amendment to the Amended and Restated Custody Agreement on behalf of the Bridges Investment Fund - filed herewith.
(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Small Intrinsic Value Fund and the Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Fund Administration Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

			(1)	Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - to be filed by amendment.
(E)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(F)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(G)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Fund Administration Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Form of Amendment to the Fund Administration Servicing Agreement dated February __, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(J)
Amendment to the Fund Administration Servicing Agreement dated March 25, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(K)
Amendment to the Fund Administration Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

	(L)		Form of Amendment to the Fund Administration Servicing Agreement on behalf of the Bridges Investment Fund - filed herewith.
(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund and the Hodges Blue Chip Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Form of Amendment dated August __, 2020 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Akre Focus Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

		(1)	Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - to be filed by amendment.
(E)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Fund Accounting Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(J)
Form of Amendment to the Fund Accounting Servicing Agreement, dated February ___, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(K)
Amendment to the Fund Accounting Servicing Agreement dated April 4, 2012, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(L)
Amendment to the Fund Accounting Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

	(M)		Form of Amendment to the Fund Accounting Servicing Agreement on behalf of the Bridges Investment Fund - filed herewith.
(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small Cap Fund and the Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

		(1)	Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - to be filed by amendment.
(E)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Transfer Agent Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(J)
Form of Amendment to the Transfer Agent Servicing Agreement, dated February ___, 2020 on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(K)
Amendment to the Transfer Agent Servicing Agreement dated November 16, 2009, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(L)
Amendment to the Transfer Agent Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(M)		Form of Amendment to the Transfer Agent Servicing Agreement on behalf of the Bridges Investment Fund - filed herewith.

(iv)
Operating Expenses Limitation Agreement dated October 31, 2011, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(A)
Operating Expenses Limitation Agreement dated September 1, 2020, between the Trust, on behalf of the Hodge Blue Chip Equity Income Fund and the Hodges Small Intrinsic Value Fund (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 821 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 28, 2021.

(B)
Operating Expenses Limitation Agreement dated September 1, 2021, between the Trust, on behalf of the Hodges Fund and Hodges Small Cap Fund (each "Fund"), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 821 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 28, 2021.

(v)
Operating Expenses Limitation Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment to Appendix A dated June 21, 2019 of the Operating Expenses Limitation Agreement dated January 1, 2016 between the Trust, on behalf of the Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 765 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 28, 2019.

	(B)	Amendment to the Operating Expenses Limitation Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - to be filed by amendment.
(vi)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(vii)
Operating Expenses Limitation Agreement dated February 28, 2021, between the Trust, on behalf of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, Congress Small Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 811 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 26, 2021.

(viii)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Revised Shareholder Servicing Plan dated August 17-18, 2015, adopted by the Trust, on behalf of the Akre Focus is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(ix)
Operating Expenses Limitation Agreement dated October 31, 2016, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 696 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2017.

(A)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(B)
Amended Appendix A dated September 1, 2021, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common ESG Impact Emerging Markets Fund, and Boston Common Asset Management, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(x)
Amended and Restated Operating Expenses Limitation Agreement dated April 30, 2021, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 815 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 30, 2021.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Revised Appendix A dated December 27, 2019 of the Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc., is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(C)
Revised Schedule A dated December 27, 2019 of the Shareholder Servicing Plan adopted by the Trust on behalf of the Muzinich Funds, is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(xi)
Operating Expenses Limitation Agreement dated February 28, 2021, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 660 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(xii)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xiii)
Operating Expenses Limitation Agreement dated February 28, 2021 between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xiv)
Operating Expenses Limitation Agreement dated October 31, 2020, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xv)		Form of Operating Expenses Limitation Agreement between the Trust, on behalf of the Bridges Investment Fund and Bridges Investment Management, Inc. - filed herewith.
(xvi)
Form of Securities Lending Agreement between the Trust, on behalf of the Trillium Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(A)
Amendment to Securities Lending Agreement dated December 31, 2020, between the Trust, on behalf of the Trillium Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(xvii)
Securities Lending Agreement between the Trust, on behalf of the Akre Focus Fund, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(A)
Amendment to Securities Lending Agreement dated October 15, 2020, between the Trust, on behalf of the Akre Focus Fund, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(xviii)
Securities Lending Agreement between the Trust, on behalf of the Villere Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(A)
Amendment to Securities Lending Agreement dated October 20, 2020, between the Trust, on behalf of the Villere Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(i)		Legal Opinions
(i)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(iii)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(iv)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(v)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(D)
Opinion and Consent dated June 21, 2017, by Sullivan & Worcester LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(1)
Consent of Counsel dated June 21, 2017, by Schiff Hardin LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(vi)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vii)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(viii)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ix)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(B)
Opinion and Consent of Counsel dated September 10, 2021, by Sullivan & Worcester LLP for the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(x)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Opinion of Counsel dated June 29, 2016, by Sullivan & Worcester LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(C)
Consent of Counsel dated June 29, 2016, by Schiff Hardin LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xi)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xii)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xiii)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xiv)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xv)
Consent of Counsel dated November 28, 2016 by Schiff Hardin LLP for the Osterweis Emerging Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Opinion of Counsel dated December 20, 2016 by Sullivan & Worcester LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

(xvi)
Consent of Counsel dated December 20, 2016 by Schiff Hardin LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

	(xvii)		Opinion of Counsel by Sullivan & Worcester LLP for the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - to be filed by amendment.
	(xviii)		Opinion of Counsel by Sullivan & Worcester LLP for the Bridges Investment Fund - to be filed by amendment.
(j)	(i)		Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP - to be filed by amendment.
	(ii)		Consent of Independent Registered Public Accounting Firm Cohen & Co., Ltd. - to be filed by amendment.
(iii)
Power of Attorney for Kathleen T. Barr dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(iv)
Power of Attorney for Eric Falkeis dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(v)
Power of Attorney for Steve Paggioli dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(vi)
Power of Attorney for Ashi S. Parikh dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(vii)
Power of Attorney for Cynthia M. Fornelli dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(viii)
Power of Attorney for Craig Benton dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(ix)
Power of Attorney for Jason F. Hadler dated September 1, 2021, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(k)		Omitted Financial Statements - None.
(l)		Initial Capital Agreements - None.
(m)	(i)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(v)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on May 23, 2016, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(A)
Revised Schedule A to the Rule 12b-1 Distribution Plan on behalf of the Muzinich Funds dated December 27, 2019 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(vi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2007.

(iii)
Revised Rule 18f-3 Plan dated November 15-16, 2018, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 749 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16. 2018.

(iv)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(A)
Amended Appendix A to the Multiple Class Plan adopted by the Trust pursuant to Rule 18f-3 on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(v)
Rule 18f-3 Plan dated March 12, 2012 and revised on May 30, 2018, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 763 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019.

(A)
Revised Appendix A to Rule 18f-3 Plan on behalf of the Muzinich Funds dated December 27, 2019 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(vi)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(vii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(viii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(o)		Reserved.
(p)	(i)
Code of Ethics for Hodges Capital Management, Inc. and First Dallas Securities Inc. as Amended and Restated January, 2014 is herein incorporated by reference from Post-Effective Amendment No. 640 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2015.

(ii)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(iii)
Code of Ethics for Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 685 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 28, 2016.

(iv)
Code of Ethics for St. Denis J. Villere & Company, LLC (revised 2017) is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(v)
Revised Code of Ethics for Congress Asset Management, updated January 2020 is herein incorporated by reference from Post-Effective Amendment No. 786 to the Trust's Registration Statement on Form N-1A, file with the SEC on February 28, 2020.

(vi)
Revised Code of Ethics for Akre Capital Management, LLC dated July 28, 2014 is herein incorporated by reference from Post-Effective Amendment No. 595 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 21, 2014.

(vii)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(viii)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on March 25, 2014.

(ix)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(x)
Code of Ethics for Becker Capital Management, Inc., updated January 1, 2021 is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xi)
Revised Code of Ethics for the Trust (Professionally Managed Portfolios), is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(xii)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xiii)
Code of Ethics for Otter Creek Management, Inc. and Otter Creek Advisors, LLC, updated July 2020 is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xiv)
Code of Ethics for Trillium Asset Management, LLC - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xv)	Code of Ethics for Bridges Investment Management, Inc. - to be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1.American Trust Allegiance Fund, Series of Advisors Series Trust
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Logan Capital International Fund, Series of Advisors Series Trust
15.Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16.Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Semper MBS Total Return Fund, Series of Advisors Series Trust
34.Semper Short Duration Fund, Series of Advisors Series Trust
35.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
36.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
37.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
38.The Aegis Funds
39.Allied Asset Advisors Funds
40.Angel Oak Funds Trust
41.Angel Oak Strategic Credit Fund
42.Barrett Opportunity Fund, Inc.
43.Bridges Investment Fund, Inc.
44.Brookfield Investment Funds
45.Buffalo Funds
46.Cushing® Mutual Funds Trust
47.DoubleLine Funds Trust

48.EA Series Trust (f/k/a Alpha Architect ETF Trust)
49.Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
50.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
51.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
52.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
53.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
54.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
55.AAM Transformers ETF, Series of ETF Series Solutions
56.AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
57.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
58.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
59.Aptus Defined Risk ETF, Series of ETF Series Solutions
60.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
61.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
62.Blue Horizon BNE ETF, Series of ETF Series Solutions
63.Carbon Strategy ETF, Series of ETF Series Solutions
64.ClearShares OCIO ETF, Series of ETF Series Solutions
65.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
66.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
67.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
70.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
71.Hoya Capital Housing ETF, Series of ETF Series Solutions
72.iBET Sport Betting & Gaming ETF, Series of ETF Series Solutions
73.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
74.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.LHA Market State Tactical Beta Q ETF, Series of ETF Series Solutions
77.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
78.Loncar China BioPharma ETF, Series of ETF Series Solutions
79.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
80.Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
81.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
82.Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
83.Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
84.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
85.Opus Small Cap Value ETF, Series of ETF Series Solutions
86.Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
87.PSYK ETF, Series of ETF Series Solutions
88.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
89.The Acquirers Fund, Series of ETF Series Solutions
90.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
91.U.S. Global JETS ETF, Series of ETF Series Solutions
92.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
93.U.S. Vegan Climate ETF, Series of ETF Series Solutions
94.First American Funds, Inc.
95.FundX Investment Trust
96.The Glenmede Fund, Inc.
97.The Glenmede Portfolios
98.The GoodHaven Funds Trust
99.Greenspring Fund, Incorporated
100.Harding, Loevner Funds, Inc.
101.Hennessy Funds Trust
102.Horizon Funds
103.Hotchkis & Wiley Funds
104.Intrepid Capital Management Funds Trust
105.Jacob Funds Inc.
106.The Jensen Quality Growth Fund Inc.

107.Kirr, Marbach Partners Funds, Inc.
108.AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
109.Core Alternative ETF, Series of Listed Funds Trust
110.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
111.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
112.LKCM Funds
113.LoCorr Investment Trust
114.Lord Asset Management Trust
115.MainGate Trust
116.ATAC Rotation Fund, Series of Managed Portfolio Series
117.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
118.Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
119.Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
120.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
121.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
122.Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
123.Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
124.Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
125.Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
126.Jackson Square Global Growth Fund, Series of Managed Portfolio Series
127.Jackson Square International Growth Fund, Series of Managed Portfolio Series
128.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
129.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
130.Kensington Active Advantage Fund, Series of Managed Portfolio Series
131.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
132.Kensington Managed Income Fund, Series of Managed Portfolio Series
133.LK Balanced Fund, Series of Managed Portfolio Series
134.Muhlenkamp Fund, Series of Managed Portfolio Series
135.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
136.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
137.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
138.Port Street Quality Growth Fund, Series of Managed Portfolio Series
139.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
140.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
141.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
142.Reinhart International PMV Fund, Series of Managed Portfolio Series
143.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
144.Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
145.Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
146.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
147.V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
148.V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
149.Argent Small Cap Fund, Series of Manager Directed Portfolios
150.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
151.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
152.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
153.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
154.Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
155.Matrix Advisors Funds Trust
156.Matrix Advisors Value Fund, Inc.
157.Monetta Trust
158.Nicholas Equity Income Fund, Inc.
159.Nicholas Fund, Inc.
160.Nicholas II, Inc.
161.Nicholas Limited Edition, Inc.
162.Permanent Portfolio Family of Funds
163.Perritt Funds, Inc.
164.Procure ETF Trust II
165.Professionally Managed Portfolios

166.Prospector Funds, Inc.
167.Provident Mutual Funds, Inc.
168.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
169.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
170.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
171.Aquarius International Fund, Series of The RBB Fund, Inc.
172.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
173.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
174.Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.
175.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
176.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
177.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
178.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
179.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
180.Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.
181.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
182.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.SGI Global Equity Fund, Series of The RBB Fund, Inc.
190.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
191.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
192.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
193.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
194.SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.
195.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
196.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
197.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
198.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
199.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
200.WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
201.RBC Funds Trust
202.Series Portfolios Trust
203.Thompson IM Funds, Inc.
204.TrimTabs ETF Trust
205.Trust for Advised Portfolios
206.Barrett Growth Fund, Series of Trust for Professional Managers
207.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
208.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
209.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
210.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
211.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
212.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
213.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
214.Jensen Quality Value Fund, Series of Trust for Professional Managers
215.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
216.Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
217.Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
218.Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
219.Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
220.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
221.USQ Core Real Estate Fund
222.Wall Street EWM Funds Trust
223.Wisconsin Capital Funds, Inc.

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200 Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200 Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200 Milwaukee, WI 53202	Treasurer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 E. Kilbourn Ave., Suite 2200 Milwaukee, Wisconsin 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
Bridges Investment Management, Inc. 13333 California Street, Suite 500 Omaha, Nebraska 68154
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201

Records Relating to:	Are located at:
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Otter Creek Advisors, LLC 11300 US Highway 1, Suite 500 Palm Beach Gardens, Florida 33401
Trillium Asset Management, LLC Two Financial Center 60 South Street, Suite 1100 Boston, Massachusetts 02111
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130

Item 34. Management Services

    Not applicable.

Item 35. Undertakings

    Not applicable.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 839 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 30th day of September, 2022.

Professionally Managed Portfolios

By: /s/ Jason F. Hadler
Jason F. Hadler
President

    Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 839 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	September 30, 2022
Kathleen T. Barr

Eric W. Falkeis*	Trustee	September 30, 2022
Eric W. Falkeis

Steven J. Paggioli*	Trustee	September 30, 2022
Steven J. Paggioli

Ashi S. Parikh*	Trustee	September 30, 2022
Ashi S. Parikh

Cynthia M. Fornelli*	Trustee	September 30, 2022
Cynthia M. Fornelli

/s/Jason F. Hadler	President and Principal	September 30, 2022
Jason F. Hadler	Executive Officer

/s/ Craig Benton	Vice President, Treasurer and Principal	September 30, 2022
Craig Benton	Financial and Accounting Officer

*By: /s/ Carl G. Gee		September 30, 2022
Carl G. Gee, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit Number	Description
EX.99.g.xiv	Form of Amendment to the Amended and Restated Custody Agreement
EX.99.h.i.L	Form of Amendment to the Fund Administration Servicing Agreement
EX.99.h.ii.M	Form of Amendment to the Fund Accounting Servicing Agreement
EX.99.h.iii.M	Form of Amendment to the Transfer Agent Servicing Agreement
EX.99.h.xv	Form of Operating Expenses Limitation Agreement